Financial Liabilities - Summary (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Liabilities
Non-current obligations	€ 2,675,000	€ 2,675,000
Senior secured debt	3,335,415	3,551,300
Other loans	183,771	216,686
Other non-current financial liabilities	10,272	59,981
Non-current lease liabilities	690,857	696,285
Loan transaction costs	(293,215)	(353,184)
Total non-current financial liabilities	6,602,100	6,846,068
Current obligations	125,843	111,378
Senior secured debt	34,035	35,872
Other loans	170,730	184,164
Other current financial liabilities	105,041	41,768
Current lease liabilities	42,642	44,405
Loan transaction costs	(53,679)	(56,275)
Total current financial liabilities	€ 424,612	€ 361,312